Cover	Sep. 09, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A to the Form 8-K filed on September 12, 2024 is being filed for the purpose of revising the distribution date for the distribution of common stock of Healthy Choice Wellness Corp. from September 12, 2024 to September 13, 2024.
Document Period End Date	Sep. 09, 2024
Entity File Number	001-36469
Entity Registrant Name	HEALTHIER CHOICES MANAGEMENT CORP.
Entity Central Index Key	0000844856
Entity Tax Identification Number	84-1070932
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 N. 28th Way, #1
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(888)
Local Phone Number	766-5351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false